American Funds

College Target Date SeriesSM

Summary Prospectus and Prospectus Supplement

April 25, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

1. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, American Funds College 2018 Fund and American Funds College 2015 Fund is amended in its entirety as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 51 of the prospectus and on page 65 of the fund’s statement of additional information.

2. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds College Enrollment Fund is amended in its entirety as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 51 of the prospectus and on page 65 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

MFGEBSX-800-0413P Printed in USA CGD/AFD/10039-S38431

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/ STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY